Investment Portfolioas of June 30, 2026 (Unaudited)
DWS Capital Growth Fund
	Shares	Value ($)

Common Stocks 98.6%
Communication Services 18.6%
Diversified Telecommunication Services 1.5%
Space Exploration Technologies Corp. "A"* (a)	187,704	32,071,106
Entertainment 3.7%
Live Nation Entertainment, Inc.*	110,720	20,273,939
Netflix, Inc.*	353,640	25,249,896
ROBLOX Corp. "A"*	175,380	9,537,164
Spotify Technology SA*	59,882	27,493,623
		82,554,622
Interactive Media & Services 13.4%
Alphabet, Inc. "A"	377,192	134,797,105
Alphabet, Inc. "C"	311,907	110,206,100
Meta Platforms, Inc. "A"	95,845	53,988,530
		298,991,735
Consumer Discretionary 5.1%
Automobiles 1.2%
Tesla, Inc.*	66,328	27,897,557
Broadline Retail 1.5%
Amazon.com, Inc.*	141,546	33,736,074
Hotels, Restaurants & Leisure 0.4%
Dutch Bros, Inc. "A"* (a)	117,634	8,447,297
Household Durables 1.0%
SharkNinja, Inc.* (a)	151,729	23,103,775
Specialty Retail 0.7%
Burlington Stores, Inc.*	45,897	14,540,170
Textiles, Apparel & Luxury Goods 0.3%
Amer Sports, Inc.*	168,691	5,708,503
Consumer Staples 0.6%
Consumer Staples Distribution & Retail 0.6%
Costco Wholesale Corp.	15,353	14,362,271
Financials 4.4%
Capital Markets 1.1%
Moody's Corp.	40,301	18,253,129
Robinhood Markets, Inc. "A"*	64,744	6,492,528
		24,745,657

Financial Services 3.3%
Mastercard, Inc. "A"	85,240	43,779,264
Visa, Inc. "A"	84,118	28,860,045
		72,639,309
Health Care 5.0%
Health Care Equipment & Supplies 1.9%
Dexcom, Inc.*	122,177	8,228,621
Intuitive Surgical, Inc.*	37,537	14,927,714
Stryker Corp.	62,142	19,564,787
		42,721,122
Life Sciences Tools & Services 0.9%
Stevanato Group SpA	310,770	5,615,614
Thermo Fisher Scientific, Inc.	28,108	14,092,227
		19,707,841
Pharmaceuticals 2.2%
Eli Lilly & Co.	40,853	49,000,314
Industrials 14.0%
Aerospace & Defense 2.7%
Axon Enterprise, Inc.*	29,224	16,383,267
Curtiss-Wright Corp.	14,011	10,616,975
GE Aerospace	36,780	13,745,790
Karman Holdings, Inc.*	174,987	8,735,351
TransDigm Group, Inc.	8,559	11,400,930
		60,882,313
Building Products 0.5%
Madison Air Solutions Corp. "A"*	281,867	10,992,813
Construction & Engineering 2.7%
Comfort Systems USA, Inc.	5,759	11,414,050
EMCOR Group, Inc.	13,383	11,106,284
Quanta Services, Inc.	52,749	37,981,390
		60,501,724
Electrical Equipment 6.0%
AMETEK, Inc.	86,975	21,042,731
Bloom Energy Corp. "A"*	61,307	18,557,629
Eaton Corp. PLC	82,138	35,000,645
GE Vernova, Inc.	23,598	27,724,346
Vertiv Holdings Co. "A"	93,928	31,448,973
		133,774,324
Machinery 0.7%
RBC Bearings, Inc.*	22,582	14,544,163
Professional Services 0.6%
TransUnion	107,164	7,730,811
Verisk Analytics, Inc.	33,726	6,054,829
		13,785,640
Trading Companies & Distributors 0.8%
Fastenal Co.	228,413	10,970,676
QXO, Inc.* (a)	410,272	7,089,500
		18,060,176

Information Technology 49.6%
Communications Equipment 1.0%
Arista Networks, Inc.*	128,828	21,885,301
Electronic Equipment, Instruments & Components 1.1%
Amphenol Corp. "A"	135,670	23,921,334
IT Services 2.5%
Cloudflare, Inc. "A"*	91,944	22,552,024
MongoDB, Inc.*	57,049	19,162,759
Snowflake, Inc.*	52,228	13,292,026
		55,006,809
Semiconductors & Semiconductor Equipment 28.4%
Advanced Micro Devices, Inc.*	17,977	10,443,019
Analog Devices, Inc.	77,660	30,844,222
Applied Materials, Inc.	82,734	59,816,683
Broadcom, Inc.	310,809	117,408,100
Lam Research Corp.	79,296	34,361,336
Marvell Technology, Inc.	166,977	49,740,778
Micron Technology, Inc.	16,889	19,494,804
NVIDIA Corp.	1,547,678	309,674,891
		631,783,833
Software 9.4%
Dynatrace, Inc.*	304,031	13,350,001
Guidewire Software, Inc.*	120,244	14,796,024
Microsoft Corp.	275,322	102,700,613
Oracle Corp.	66,551	9,753,049
Palantir Technologies, Inc. "A"*	107,224	12,509,824
Rubrik, Inc. "A"*	87,730	7,042,964
Samsara, Inc. "A"*	332,874	10,795,104
ServiceNow, Inc.*	172,848	17,160,350
Synopsys, Inc.*	49,327	22,003,295
		210,111,224
Technology Hardware, Storage & Peripherals 7.2%
Apple, Inc.	528,441	152,909,688
Western Digital Corp.	12,691	8,105,995
		161,015,683
Materials 0.6%
Construction Materials 0.6%
Vulcan Materials Co.	47,358	13,971,084
Real Estate 0.7%
Real Estate Management & Development 0.7%
CBRE Group, Inc. "A"*	71,159	9,584,406
CoStar Group, Inc.*	175,049	4,957,387
		14,541,793
Total Common Stocks (Cost $886,660,320)		2,195,005,567

Securities Lending Collateral 1.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.54% (b) (c) (Cost $31,439,750)	31,439,750	31,439,750

Cash Equivalents 1.5%
DWS Central Cash Management Government Fund, 3.66% (b) (Cost $34,320,036)	34,320,036	34,320,036

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $952,420,106)	101.5	2,260,765,353
Other Assets and Liabilities, Net	(1.5)	(33,986,347)
Net Assets	100.0	2,226,779,006
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2026 are as follows:
Value ($) at 9/30/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2026	Value ($) at 6/30/2026
Securities Lending Collateral 1.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.54% (b) (c)
—	31,439,750 (d)	—	—	—	18,858	—	31,439,750	31,439,750
Cash Equivalents 1.5%
DWS Central Cash Management Government Fund, 3.66% (b)
17,689,497	287,515,884	270,885,345	—	—	315,517	—	34,320,036	34,320,036
17,689,497	318,955,634	270,885,345	—	—	334,375	—	65,759,786	65,759,786

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2026 amounted to $62,298,931, which is 2.8% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $30,364,635.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2026.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$2,195,005,567	$—	$—	$2,195,005,567
Short-Term Investments (a)	65,759,786	—	—	65,759,786
Total	$2,260,765,353	$—	$—	$2,260,765,353

(a)	See Investment Portfolio for additional detailed categorizations.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
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